Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 21 — RELATED PARTY TRANSACTIONS

The Company provides asset management and placement agent services to unconsolidated funds affiliated with the Company (the “Funds”). In connection with these services, the Funds may bear certain operating costs and expenses which are initially paid by the Company and subsequently reimbursed by the Funds. Management fees from the Funds during the three and nine months ended September 30, 2024 totaled $6 and $149, respectively. There were no management fees from the Funds during 2025.

As of September 30, 2025 and December 31, 2024, amounts due from related parties were $202 and $189, respectively, of which $41 was due from the Funds for management fees and other operating expenses at December 31, 2024.

As of September 30, 2025 and December 31, 2024, amounts due to related parties were $2,595 and $3,404, respectively, of which $2,595 and $2,764, respectively, related to bebe’s rent to own stores which are franchised through Freedom VCM and consist of royalty fees, inventory purchases, marketing, and IT services.

During the three and nine months ended September 30, 2025, royalty fees, marketing, and IT services charged to bebe by Freedom VCM totaled $1,001 and $3,286, respectively, and inventory purchases by bebe from Freedom VCM totaled $3,612 and $8,951, respectively. During the three and nine months ended September 30, 2024, royalty fees, marketing, and IT services charged to bebe by Freedom VCM totaled $1,176 and $3,701, respectively, and inventory purchases by bebe from Freedom VCM totaled $3,877 and $10,636, respectively.

In June 2020, the Company entered into an investment advisory services agreement with Whitehawk Capital Partners, L.P. (“Whitehawk”), a limited partnership controlled by Mr. J. Ahn, who is the brother of one of the Company’s executive officers who was the Company’s Chief Financial Officer and Chief Operating Officer until the executive officer’s departure on June 3, 2025. Whitehawk has agreed to provide investment advisory services for GACP I, L.P. and GACP II, L.P. During the three and nine months ended September 30, 2024, management fees paid for investment advisory services by Whitehawk were zero and $1,237, respectively. There were no management fees paid to Whitehawk during 2025. Whitehawk is no longer a related party upon the departure of the executive officer on June 3, 2025.

The Company periodically participates in loans and financing arrangements for which the Company has an equity ownership and representation on the board of directors (or similar governing body). The Company may also provide consulting services or investment banking services to raise capital for these companies. These transactions can be summarized as follows:

Babcock and Wilcox

B&W is a related party as a result of the Company’s equity investment as more fully described in Note 2(k) — Securities and Other Investments Owned and Securities Sold Not Yet Purchased for which the Company is deemed to have significant influence. One of the Company’s wholly owned subsidiaries entered into a services agreement with B&W that provided for the President of the Company to serve as the Chief Executive Officer of B&W until November 30, 2020 (the “Executive Consulting Agreement”), unless terminated by either party with thirty days written notice. The agreement was extended through December 31, 2028. Under this agreement, fees for services provided are $750 per annum, paid monthly. In addition, subject to the achievement of certain performance objectives as determined by B&W’s compensation committee of the board, a bonus or bonuses may also be earned and payable to the Company. On September 20, 2024, Kenny Young resigned from his position as the President of the Company, the Executive Consulting Agreement with B&W was terminated, and concurrently, Kenny Young entered into a one year consulting agreement to provide services to the Company, pursuant to which he will be paid an annual fee of $250 paid on a monthly basis, subject to deduction of damages, fees and expenses that he may owe to the Company pursuant to this agreement. The Agreement expired on September 20, 2025 in accordance with its original terms.

During the three months ended September 30, 2025 and 2024, the Company earned $1,121 and $1,061, respectively, and during the nine months ended September 30, 2025 and 2024, the Company earned $4,939 and $2,778, respectively, of underwriting and financial advisory and other fees from B&W in connection with B&W’s capital raising activities which are included in services and fees in the unaudited condensed consolidated statements of operations.

The Company is also a party to indemnification agreements for the benefit of B&W and the B. Riley Guaranty, each as disclosed above in Note 17 — Commitments and Contingencies.

Applied Digital

Applied Digital is a related party as a result of the chief executive officer of Applied Digital (“APLD”) being a member of senior management of one of the Company’s subsidiaries until February 5, 2024. Another member of senior management of one of the Company’s subsidiaries, whose departure from the Company was on March 31, 2025, was also a member of the board of directors of APLD. As of December 31, 2023, the Company had an unfunded loan commitment with APLD of $5,500 which was terminated on February 5, 2024. After the departure of the member of senior management of one of the Company’s subsidiaries on March 31, 2025 who was on the board of directors of APLD, APLD is no longer a related party.

California Natural Resources Group, LLC

California Natural Resources Group, LLC (“CalNRG”) was a related party as a result of the Company’s approximately 25.0% equity ownership. CalNRG had a credit facility with a third party bank (the “CalNRG Credit Facility”) and the Company had guaranteed CalNRG’s obligations, up to $7,375, under the CalNRG Credit Facility. On May 23, 2024, the Company sold its equity interest in CalNRG for $9,272 resulting in a realized gain of $254, and no commitments remain.

Freedom VCM Holdings, LLC

On August 21, 2023, FRG completed its take-private transaction. Upon the closing of that transaction, subsidiaries of the Company had a total equity interest in Freedom VCM of $281,144, representing a 31% voting interest and representation on the board of directors of Freedom VCM. The $281,144 equity interest consisted of an equity interest purchased in the take-private transaction of $216,500 and the roll-over of $64,644 of shares in FRG into additional equity interests in Freedom VCM. As part of the FRG take-private transaction, certain members of management of Freedom VCM, which are related parties to Freedom VCM, exchanged their equity interest in FRG for a combined 35% voting interest in Freedom VCM, of which Mr. Kahn and his wife and one of Mr. Kahn’s affiliates comprised 32%. The Company has a first priority security interest in a 25% equity interest of Mr. Kahn (who was also CEO and a board member of Freedom VCM) in Freedom VCM to secure the loan to an affiliate of Mr. Kahn. Freedom VCM and certain of its subsidiaries filed voluntary petitions for relief under Chapter 11 of the Bankruptcy Code (the “Freedom VCM Bankruptcy Cases”) on November 3, 2024 which impaired this equity investment, and it was written-off during the year ended December 31, 2024.

In connection with the FRG take-private transaction on August 21, 2023, all of the equity interests of BRRII, a majority-owned subsidiary of the Company, were sold to Freedom VCM Receivables (a subsidiary of Freedom VCM) for a purchase price of $58,872. In connection with the sale, the Company entered into a non-recourse promissory note with another Freedom VCM affiliate in the amount of $58,872, with a stated interest rate of 19.74% and a maturity date of August 21, 2033, with payments of principal and interest limited solely to the performance of certain receivables held by BRRII. Principal and interest is payable based on the collateral without recourse to Freedom VCM Receivables, which includes the performance of certain consumer credit receivables.

On October 9, 2024, the promissory note was cancelled and certain of the receivables owned by BRRII were transferred to B. Riley Receivables, LLC, a wholly owned subsidiary of the Company, all in accordance with the terms of that certain amended and restated funding agreement, dated December 18, 2023, by and among Freedom VCM Interco Holdings, Inc., Freedom VCM Receivables, Inc., BRRII, the Company and certain other parties thereto. This loan was sold on February 7, 2025, and as such, we no longer owned the loan as of September 30, 2025. This loan receivable was measured at fair value in the amount of $3,913 as of December 31, 2024. Interest income on this loan receivable was $1,538 and $5,930 during the three and nine months ended September 30, 2024, respectively. There was no interest income on this loan receivable during the three and nine months ended September 30, 2025.

The Company also had a related party loan receivable with a fair value of approximately $2,169 at December 31, 2024, from home-furnishing retailer W.S. Badcock Corporation (“Badcock”) that is collateralized by consumer finance receivables of Badcock. On December 18, 2023, Badcock was sold by Freedom VCM to Conn’s, and a subsidiary of the Company loaned Conn’s $108,000 pursuant to the Conn’s Term Loan which bears interest at an aggregate rate per annum equal to the Term SOFR Rate (as defined in the Conn’s Term Loan), subject to a 4.80% floor, plus a margin of 8.00% and matures on 8.00%. On February 14, 2024, the Company collected $15,000 of principal payments which reduced the loan balance to $93,000. The commencement of the Chapter 11 Cases by Conn’s and certain of its subsidiaries in July 2024 constituted an event of default that accelerated the obligations under the Conn’s Term Loan. As of the date of the filing of the Chapter 11 Cases, $93,000 in outstanding borrowings existed under the Conn’s Term Loan. Any efforts to enforce payment obligations under the Conn’s Term Loan are automatically stayed as a result of the Chapter 11 Cases and the Company’s rights of enforcement in respect of the Conn’s Term Loan are subject to the applicable provisions of the Bankruptcy Code. These loan receivables are reported as related party loan receivables due to the Company’s related party relationship with Freedom VCM and Freedom VCM’s ability to exercise influence over Conn’s as a result of the equity consideration Freedom VCM received from the sale of Badcock to Conn’s on December 18, 2023. During the three and nine months ended September 30, 2024, interest income on these loans totaled zero and $7,538, respectively. There was no interest income on these loans during 2025.

On June 27, 2024 and amended on July 19, 2024, Conn’s entered into a Consulting Agreement (the “Consulting Agreement”), with a then subsidiary of the Company. Pursuant to the Consulting Agreement, Conn’s engaged the Company’s subsidiary to sell merchandise and furniture, fixtures, & equipment as well as additional goods at Conn’s and Badcock stores, headquarters, distribution centers, and cross-dock locations. The Consulting Agreement was assumed by the Conn’s debtors in connection with the Chapter 11 Cases. On November 15, 2024, the Company sold the subsidiary that provided the consulting services to Conn’s in connection with the Great American Group transaction and, accordingly, included in discontinued operations for Great American Group (see Note 4) are $26,106 in revenues from services and fees earned from the Consulting Agreement for the period through November 15, 2024.

Vintage Capital Management — Brian Kahn

As discussed above, in connection with the completion of the FRG take-private transaction, one of the Company’s subsidiaries and VCM, an affiliate of Brian Kahn, (entered into the “Amended and Restated Note”). The Amended and Restated Note in the aggregate principal amount of $200,506 bears interest at the rate of 12% per annum payable-in-kind with a maturity date of December 31, 2027. The Amended and Restated Note required repayments prior to the maturity date from certain proceeds received by VCM, Mr. Kahn, or his affiliates from, among other proceeds, distributions or dividends paid by Freedom VCM in amount equal to the greater of (i) 80% of the net after-tax proceeds, and (ii) 50% of gross proceeds. The obligations under the Amended and Restated Note are primarily secured by a first priority perfected security interest in Freedom VCM equity interests owned by Mr. Kahn and his spouse with a value (based on the transaction price in the FRG take-private transaction) of $227,296 as of the closing of the FRG Take-private transaction. The fair value of the Freedom VCM equity interest owned by Mr. Kahn and his spouse was zero as of December 31, 2024. On November 3, 2024, Freedom VCM filed voluntary petitions for relief under Chapter 11 of the Bankruptcy Code which impacted the Freedom FVM equity interest which served as the collateral for this loan receivable. After the impairment of the collateral related to the Freedom equity interest, the fair value of the loan was $2,057 at December 31, 2024 which was determined based on the remaining collateral for this loan which is primarily comprised of other securities. Fair value adjustments on the VCM loan receivable were decreases of $(165) and $(54,333) during the three months ended September 30, 2025 and 2024, respectively, and decreases of $(754) and $(222,718) during the nine months ended September 30, 2025 and 2024, respectively. In light of the Company’s determination that any repayment of the Amended and Restated Note would have been paid primarily from the cash distributions from Freedom VCM or foreclosure on the underlying Freedom VCM equity interest collateral provided by Mr. Kahn and his spouse, the Company has determined that both VCM and Mr. Kahn are related parties as of September 30, 2025 and December 31, 2024. Interest income was $3,409 and $15,573 during the three and nine months ended September 30, 2024, respectively. There was no interest income during the three and nine months ended September 30, 2025.

Torticity, LLC

Torticity is a related party as a result of the Company’s equity ownership in the limited liability company and BRC’s representation on the Board of Directors (board representation through January 12, 2025). On November 2, 2023, the Company agreed to lend up to $15,369 to Torticity, LLC, of which $6,690 was drawn upon with $8,679 remaining, with interest payable of 15.0% per annum and a maturity date of November 2, 2026. Interest income was $1,281 and $3,746 during the three and nine months ended September 30, 2024, respectively. The fair value of the entire loan receivable was impaired with no fair value at December 31, 2024. Subsequent to December 31, 2024, there were amendments to the loan; however, the entire loan remained impaired with no fair value at September 30, 2025, and there has been no interest income on the loan receivable during 2025.

Kanaci Technologies, LLC

On November 21, 2023, the Company agreed to lend up to $10,000 to Kanaci Technologies, LLC (“Kanaci”), of which $4,000 was drawn upon with $6,000 remaining, with interest payable of 15.0% per annum and a maturity date of June 30, 2026. Interest income was $1,244 and $2,088 during the three and nine months ended September 30, 2024, respectively. In June 2023, one of the Company’s members of senior management was appointed to the board of directors of Kanaci. The loan receivable in the amount of $11,453 was converted to equity on September 30, 2024.

GA Holdings

GA Holdings is a related party as a result of the Company’s equity investment as fully described in Note 2(m) — Equity Method Investment and BRC’s representation on the Board of Directors. Upon closing the Great American Transaction on November 15, 2024, the Company had loans receivable outstanding for three retail liquidation engagements from GA Holdings in the amount of $15,000. The three loans receivable are due and payable upon completion of the retail liquidation engagements and do not accrue interest on the outstanding balance. Two of the loans receivable were paid in full prior to December 31, 2024, and the remaining loan receivable had an outstanding balance of $1,339 at December 31, 2024 which was subsequently paid off during the first quarter of 2025.

The Company also provided GA Holdings with a $25,000 secured revolving credit facility upon closing the Great American Transaction on November 15, 2024, which had an initial outstanding balance of $1,698. As subsequently amended, the revolving commitment was revised to $40,000 for the period March 10, 2025 to June 30, 2025 and reduced back to $25,000 from July 1, 2025 until the maturity date. The secured revolving credit facility is secured by all of the assets of GA Holdings and accrues interest at the annual rate of SOFR plus 4.75% (weighted average rates of 8.83% and 9.27% as of September 30, 2025 and December 31, 2024, respectively). Interest income recorded on the loan receivable was $126 and $828 during the three and nine months ended September 30, 2025, respectively. The loan matures on November 15, 2025. The outstanding balance on the secured revolving credit facility was $25,000 and $1,698 at September 30, 2025 and December 31, 2024, respectively. On October 16, 2025, all outstanding amounts due and owing under this facility were repaid in full to BRF and the facility was terminated.

During the three and nine months ended September 30, 2025, the Company provided services to GA Holdings in accordance with a transition services agreement for accounting, information technology and other administration services and recorded fee revenues for these services in the amount of $239 and $1,933, respectively. At September 30, 2025 and December 31, 2024, amounts due from GA Holdings for these services totaled $202 and $121, respectively. Pursuant to an existing consulting arrangement, the Company also paid $200 of consulting fees to the consultant, who was hired in July 2025 as the chief executive officer of GA Holdings, during the three months ended September 30, 2025.

GA Joann Retail Partnership, LLC

GA Joann Retail Partnership, LLC, formed in February 2025, is a related party as a result of the Company’s equity investment as more fully described in Note 2(m) — Equity Method Investment for which the Company is deemed to have significant influence. On February 27, 2025, BRF, along with other lenders, entered into a credit agreement with GA Joann Retail Partnership, LLC for an aggregate commitment of $52,000, of which BRF is committed to $24,653. The credit agreement bears interest at 10.00% to be paid monthly as payment-in-kind and capitalized into the outstanding principal balance and has a maturity date of November 26, 2025. Interest income recorded on the loan receivable was zero and $223 during the three and nine months ended September 30, 2025, respectively. This loan receivable was paid in full on April 7, 2025.

Other

The Company often provides consulting or investment banking services to raise capital for companies in which the Company has significant influence through equity ownership, representation on the board of directors (or similar governing body), or both. During the three and nine months ended September 30, 2025, the Company earned $198 and $2,819 of fees related to these services, respectively. During the three and nine months ended September 30, 2024, the Company earned $601 and $1,325 of fees related to these services, respectively.

The Company’s executive officers and members of the Company’s board of directors had a 15.3% financial interest in the 272LP for the period January 1, 2024 through February 5, 2024. On February 5, 2024, the Company sold its interest in 272LP and 272 Advisors, LLC for a promissory note of $2,000 plus additional revenue sharing up to $4,100, which is based on future management fees earned. After the sale on February 5, 2024, the Company’s executive officers and members of the Company’s board of directors no longer had a financial interest in the 272LP.

The Company established BRC Trust on January 6, 2025, for the purpose of transferring and liquidating the assets of BRCPOF. After the formation of the BRC Trust, BRCPOF transferred its assets and liabilities to the BRC Trust. The Company determined the BRC Trust is a variable interest entity as the investors in the BRC Trust do not have voting rights and substantially all of the activities are conducted on behalf of the Company which owns 13.4% and related parties of the Company which includes executive officer’s and members of the board of directors of the Company owning 58.2% of the equity interest in the Trust. As the Company has the power to direct all of the activities of the BRC Trust, the Company is the primary beneficiary of the Trust and, therefore, consolidated the BRC Trust upon its formation.

NOTE 23 — RELATED PARTY TRANSACTIONS

The Company provides asset management and placement agent services to unconsolidated funds affiliated with the Company (the “Funds”). In connection with these services, the Funds may bear certain operating costs and expenses which are initially paid by the Company and subsequently reimbursed by the Funds. Management fees from the Funds during the years ended December 31, 2024 and 2023 totaled $150 and $1,725, respectively.

As of December 31, 2024 and 2023, amounts due from related parties were $189 and $172, respectively, of which $41 and $172, respectively, were due from the Funds for management fees and other operating expenses.

As of December 31, 2024 and 2023, amounts due to related parties were $3,404 and $2,480, respectively, of which $2,764 and $2,480, respectively, related to bebe’s rent to own stores which are franchised through Freedom VCM and consist of royalty fees, inventory purchases, marketing, and IT services. As of December 31, 2024, $640 were due to certain of the Company’s brand investments from Nogin for sales transactions settled by Nogin as part of its e-commerce related services to the Company’s brand investments.

During the year ended December 31, 2024, royalty fees, marketing, and IT services charged to bebe by Freedom VCM totaled $4,852, and inventory purchases by bebe from Freedom VCM totaled $15,319. During the year end December 31, 2024, Nogin recognized revenues of $7,420 from clients that are part of the Company’s brand investments.

In June 2020, the Company entered into an investment advisory services agreement with Whitehawk Capital Partners, L.P. (“Whitehawk”), a limited partnership controlled by Mr. J. Ahn, who is the brother of Phil Ahn, the Company’s former Chief Financial Officer and Chief Operating Officer. Whitehawk has agreed to provide investment advisory services for GACP I, L.P. and GACP II, L.P. During the years ended December 31, 2024 and 2023, management fees paid for investment advisory services by Whitehawk was $2,272 and $1,142, respectively. On February 1, 2024, one of the Company’s loans receivable with a principal amount of $4,521 was sold to a fund managed by Whitehawk for $4,584.

The Company periodically participates in loans and financing arrangements for which the Company has an equity ownership and representation on the board of directors (or similar governing body). The Company may also provide consulting services or investment banking services to raise capital for these companies. These transactions can be summarized as follows:

Babcock and Wilcox

One of the Company’s wholly owned subsidiaries entered into a services agreement with B&W that provided for the President of the Company to serve as the Chief Executive Officer of B&W until November 30, 2020 (the “Executive Consulting Agreement”), unless terminated by either party with thirty days written notice. The agreement was extended through December 31, 2028. Under this agreement, fees for services provided are $750 per annum, paid monthly. In addition, subject to the achievement of certain performance objectives as determined by B&W’s compensation committee of the board, a bonus or bonuses may also be earned and payable to the Company. In March 2022, a $1,000 performance fee was approved in accordance with the Executive Consulting Agreement. On September 20, 2024, Kenny Young resigned from his position as the President of the Company, the Executive Consulting Agreement with B&W was terminated, and concurrently, entered into a one-year consulting agreement (“the Agreement”) to provide services to the Company, pursuant to which he will be paid an annual fee of $250 paid on a monthly basis, subject to deduction of damages, fees and expenses that he owes the Company pursuant to this agreement.

During the years ended December 31, 2024 and 2023, the Company earned $3,850 and zero, respectively, of underwriting and financial advisory and other fees from B&W in connection with B&W’s capital raising activities.

The Company is also a party to indemnification agreements for the benefit of B&W and the B. Riley Guaranty, each as disclosed above in Note 19 — Commitments and Contingencies.

The Arena Group Holdings, Inc. (fka the Maven, Inc.)

The Company had loans receivable due from The Arena Group Holdings, Inc. (fka the Maven, Inc.) (“Arena”) included in loans receivable, at fair value of $98,729 as of December 31, 2023. On August 31, 2023, the Arena loan was amended for an additional $6,000 loan receivable with interest payable at 10.0% per annum and a maturity date of December 31, 2026. Two of the Company’s members of senior management were members of the board of directors of Arena. On December 1, 2023, the Company sold its equity interest in Arena for $16,576 at a gain of $3,315 and its outstanding loans receivable for $78,796 at a loss of $28,919. Following the completion of the sale, two of the Company’s members of senior management resigned from the board of directors of Arena and Arena is no longer a related party. Interest income on the loan receivable was $10,882 during the year ended December 31, 2023.

There were no fees earned from Arena by the Company during the year ended December 31, 2024 and 2023.

Applied Digital

On May 20, 2023, the Company entered into a loan agreement with Applied Digital (“APLD”). The chief executive officer of APLD was also a member of senior management of the Company. As of December 31, 2023, APLD had paid off its outstanding loan receivable balance with the Company, and the Company had an unfunded loan commitment with APLD of $5,500. Interest income on the loan receivable was $3,150 during the year ended December 31, 2023. On February 5, 2024, the loan was terminated and no commitments remain.

During the years ended December 31, 2024 and 2023, the Company earned $393 and zero in underwriting and financial advisory fees from APLD, respectively.

California Natural Resources Group, LLC.

California Natural Resources Group, LLC (“CalNRG”) was a related party as a result of the Company’s approximately 25.0% equity ownership. On January 3, 2022, CalNRG repaid the promissory note using proceeds from a new credit facility with a third party bank (the “CalNRG Credit Facility”). As of December 31, 2023, the Company had guaranteed CalNRG’s obligations, up to $7,375, under the CalNRG Credit Facility. On May 23, 2024, the Company sold its equity interest in CalNRG for $9,272 resulting in a realized gain of $254, and no commitments remain.

Faze Clan

On March 9, 2022, the Company loaned $10,000 to Faze Clan, Inc. (“Faze”) pursuant to a bridge credit agreement (the “Bridge Agreement”). On April 25, 2022, the Company loaned an additional $10,000 pursuant to the Bridge Agreement. All principal and accrued interest pursuant to the Bridge Agreement was repaid upon closing of Faze’s business combination (the “Business Combination”) with BRPM 150, which following the Business Combination changed its name to Faze Holdings. As a result of the Business Combination, BRPM 150 is no longer a VIE of the Company. On July 19, 2022, in connection with the Business Combination, the Company purchased 5,342,500 shares of Faze Holdings Class A common stock for $10.00 per share. One of the Company’s members of senior management was appointed to the board of directors of Faze. In September 2023, one of the Company’s members of senior management resigned from the board of directors of Faze and Faze is no longer a related party.

Lingo

On May 31, 2022, the Company converted $17,500 of a loan receivable with Lingo Management into equity and the Company’s ownership interest in Lingo increased from 40% to 80%. Interest income was $1,478 during the years ended December 31, 2023. Lingo was a related party due to our 40% equity ownership prior to the Company obtaining a controlling ownership of 80% on May 31, 2022, which resulted in Lingo becoming a majority-owned subsidiary of the Company. On February 24, 2023, the Company acquired the remaining 20% ownership in Lingo, increasing the Company’s ownership interest to 100%.

Freedom VCM Holdings, LLC

On May 10, 2023, the Company entered into certain agreements pursuant to which the Company had, among other things, agreed to provide certain equity funding and other support as part of the FRG take-private transaction as previously discussed in Note 2(t). The Company entered into an Equity Commitment Letter with Freedom VCM, pursuant to which the Company agreed to provide up to $560,000 in equity financing at or prior to the closing of the FRG take-private transaction. On August 21, 2023, in connection with the completion of the FRG take-private transaction, the Company’s obligations pursuant to the Equity Commitment Letter and Limited Guarantee were satisfied. Upon closing the acquisition on August 21, 2023, the Company was paid an equity commitment fee of $16,500 which is included in services and fees revenues. At the time of the Company’s equity investment on August 21, 2023, the Company’s chief executive officer became a member of the board of directors of Freedom VCM.

On August 21, 2023, the Company purchased an additional equity interest in Freedom VCM for $216,500, which resulted in a total equity interest of $281,144 and a 31% voting interest and representation on the board of directors of Freedom VCM as part of the FRG take-private transaction as previously discussed in Note 2(t). As part of the FRG take-private transaction, certain members of management of Freedom VCM, which are related parties to Freedom VCM, exchanged their equity interest in FRG for a combined 35% voting interest in Freedom VCM, of which Mr. Kahn and his wife and one of Mr. Kahn’s affiliates comprised 32%. The Company has a first priority security interest in a 25% equity interest of Mr. Kahn (who was also CEO and a board member of Freedom VCM) in Freedom VCM to secure the loan to an affiliate of Mr. Kahn as more fully described in Note 2(s). Freedom VCM filed voluntary petitions for relief under Chapter 11 of the Bankruptcy Code on November 3, 2024 which impacts the fair value of this equity investment. The change in fair value of the Freedom VCM equity investment was an unrealized loss of $287,043 for the year ended December 31, 2024.

In connection with the FRG take-private transaction, all of the equity interests of BRRII, a majority-owned subsidiary of the Company, were sold to Freedom VCM Receivables (a subsidiary of Freedom VCM), for a purchase price of $58,872 which resulted in a loss of $78 on August 21, 2023. In connection with the sale, Freedom VCM Receivables assumed the obligations with respect to the Pathlight Credit Agreement as more fully discussed in Note 13 and as consideration for the purchase price, the Company entered into a non-recourse promissory note with another Freedom VCM affiliate in the amount of $58,872, with a stated interest rate of 19.74% and a maturity date of August 21, 2033. Payments of principal and interest on the note are limited solely to the performance of certain receivables held by BRRII. Principal and interest is payable based on the collateral without recourse to Freedom VCM Receivables, which includes the performance of certain consumer credit receivables. This loan receivable was measured at fair value in the amount of $3,913 and $42,183 as of December 31, 2024 and 2023. Interest income on this loan receivable was $6,035 and $3,427 during the years ended December 31, 2024 and 2023, respectively. On October 9, 2024, the Promissory Note was cancelled and certain of the receivables owned by BRRII were transferred to BRRI, all in accordance with the terms of that certain amended and restated funding agreement, dated December 18, 2023, by and among Freedom VCM Interco Holdings, Inc., Freedom VCM Receivables, Inc., BRRII, the Company and certain other parties thereto.

As more fully described in Note 2(s), the Company also has a related party loan receivable with a fair value of approximately $2,169 and $20,624 at December 31, 2024 and 2023 from home-furnishing retailer W.S. Badcock Corporation (“Badcock”) that is collateralized by consumer finance receivables of Badcock. These consumer finance receivables were acquired from Badcock in multiple purchases beginning in December 2021. On December 18, 2023, Badcock was sold by Freedom VCM to Conn’s and the Company loaned Conn’s $108,000 pursuant to the Conn’s Term Loan which bears interest at an aggregate rate per annum equal to the Term SOFR Rate (as defined in the Conn’s Term Loan), subject to a 4.80% floor, plus a margin of 8.00% and matures on February 20, 2027. On February 14, 2024, the Company collected $15,000 of principal payments which reduced the loan balance to $93,000. Badcock now operates as a wholly owned subsidiary of Conn’s. For the year ended December 31, 2024 interest income on these loans totaled $7,538. The commencement of the Chapter 11 Cases constitutes an event of default that accelerated the obligations under the Conn’s Term Loan. As of the date of the filing of the Chapter 11 Cases, $93,000 in outstanding borrowings existed under the Conn’s Term Loan. Any efforts to enforce payment obligations under the Conn’s Term Loan are automatically stayed as a result of the Chapter 11 Cases and the Company’s rights of enforcement in respect of the Conn’s Term Loan are subject to the applicable provisions of the Bankruptcy Code. These loan receivables are reported as related party loan receivables due to the Company’s related party relationship with Freedom VCM and Freedom VCM’s ability to exercise influence over Conn’s as a result of the equity consideration Freedom VCM received from the sale of Badcock to Conn’s on December 18, 2023.

On June 27, 2024, Conn’s entered into a Consulting Agreement, as subsequently amended on July 19, 2024 (the “Consulting Agreement”), with an affiliate of the Company. Pursuant to the Consulting Agreement, Conn’s engaged the Company to sell merchandise and furniture, fixtures, & equipment (“FF&E”) as well as additional goods at Conn’s and Badcock stores, headquarters, distribution centers, and cross-dock locations. The Company will receive a fee of 1.75% of the gross proceeds of merchandise sold where the gross recovery on cost thresholds is below 105% of cost, 2.0% of the gross proceeds of merchandise sold where the gross recovery on cost thresholds is between 105.1% of cost and 109.9% of cost, and 2.25% of the gross proceeds of merchandise sold where the gross recovery on cost thresholds is 110% of cost or more. The Company will also receive a fee equal to 15% of the gross proceeds of FF&E sales and 92.5% of the gross proceeds from the sale of additional goods. In connection with the Chapter 11 Cases, the Consulting Agreement was assumed by the Conn’s debtors on an interim basis, and on August 22, 2024, the Consulting Agreement was assumed by the Conn’s debtors on a final basis. Included in discontinued operations for Great American Group, see Note 4, revenues from services and fees earned from the Conn’s consulting agreement for the period through November 15, 2024 was $26,106.

Vintage Capital Management — Brian Kahn

Simultaneously with the completion of the FRG take-private transaction, one of our subsidiaries and VCM, an affiliate of Brian Kahn, amended and restated a promissory note (the “Amended and Restated Note”), pursuant to which VCM owes our subsidiary the aggregate principal amount of $200,506 and bears interest at the rate of 12% per annum payable-in-kind with a maturity date of December 31, 2027. The Amended and Restated Note requires repayments prior to the maturity date from certain proceeds received by VCM, Mr. Kahn, or his affiliates from, among other proceeds, distributions or dividends paid by Freedom VCM in amount equal to the greater of (i) 80% of the net after-tax proceeds, and (ii) 50% of gross proceeds. The obligations under the Amended and Restated Note are primarily secured by a first priority perfected security interest in Freedom VCM equity interests owned by Mr. Kahn and his spouse with a value (based on the transaction price in the FRG take-private transaction) of $227,296 as of August 21, 2023. Interest income was $15,573 and $8,889 during the years ended December 31, 2024 and 2023, respectively. The fair value of the Freedom VCM equity interest owned by Mr. Kahn and his spouse was zero and $232,065 as of December 31, 2024 and 2023, respectively. On November 3, 2024, Freedom VCM filed voluntary petitions for relief under Chapter 11 of the Bankruptcy Code which impacts the collateral for this loan receivable. The fair value of the loan was $2,057 at December 31, 2024 which was determined based on the underlying collateral for this loan which is primarily comprised of other securities. The fair value adjustment on the VCM loan receivable was a decrease of $(222,911) for the year ended December 31, 2024. The fair value of the underlying collateral for this loan decreased to a fair value of $1,284 at September 16, 2025. The $1,284 is comprised of other public securities. In light of the Company’s determination that the repayment of the Amended and Restated Note will be paid primarily from the cash distributions from Freedom VCM or foreclosure on the underlying collateral provided by Mr. Kahn and his spouse being in Freedom VCM equity interests, the Company has determined that both VCM and Mr. Kahn are related parties as of December 31, 2024 and 2023.

Torticity, LLC

On November 2, 2023, the Company agreed to lend up to $15,369 to Torticity, LLC, of which $6,690 was drawn upon with $8,679 remaining, with interest payable of 15.0% per annum and a maturity date of November 2, 2026. Interest income was $1,952 and $165 during the years ended December 31, 2024 and 2023, respectively. One of the Company’s members of senior management is on the board of directors of Torticity. The loan receivable had a fair value of zero and $6,791 as of December 31, 2024 and 2023, respectively, and is included in the Company’s loans receivable, at fair value in the consolidated balance sheets.

Kanaci Technologies, LLC

On November 21, 2023, the Company agreed to lend up to $10,000 to Kanaci Technologies, LLC (“Kanaci”), of which $4,000 was drawn upon with $6,000 remaining, with interest payable of 15.0% per annum and a maturity date of June 30, 2026. Interest income was $2,088 and $51 during the years ended December 31, 2024 and 2023, respectively. In June 2023, one of the Company’s members of senior management was appointed to the board of directors of Kanaci. The loan receivable in the amount of $11,453 was converted to equity on September 30, 2024. At December 31, 2023, the loan receivable with a fair value of $3,904 is included in loans receivable, at fair value in the consolidated balance sheets.

Great American Holdings, LLC (“GA Holdings”)

GA Holdings is a related party as a result of BRC’s representation on the Board of Directors and 44.2% equity ownership of common equity as part of the Great American Transaction on November 15, 2024 (as discussed in more detail in Note 4 — Discontinued Operations and Assets Held for Sale). Upon closing the Great American Transaction on November 15, 2024, the Company had loans receivable outstanding for three retail liquidation engagements from GA Holdings in the amount of $15,000. The three loans receivable are due and payable upon completion of the retail liquidation engagements and do not accrue interest on the outstanding balance. Two of the loans receivable were paid in full prior to December 31, 2024 and the Company collected principal payments of $13,661 and one of the loans remains outstanding with a balance of $1,339 at December 31, 2024.

The Company also provided GA Holdings with a $25,000 secured revolving credit facility upon closing the Great American Transaction on November 15, 2024 which had an initial outstanding balance of $1,698. The secured revolving credit facility is secured by all of the assets of GA Holdings and accrues interest at the annual rate of SOFR plus 4.75% (9.27% at December 31, 2024). Interest income recorded on the loan receivable was $21 during the period November 15, 2024 to December 31, 2024. The loan matures on November 15, 2025. The outstanding balance on the secured revolving credit facility was $1,698 at December 31, 2024.

During the period November 15, 2024 to December 31, 2024, the Company provided services to GA Holdings in accordance with a transition services agreement for accounting, information technology and other administration services and recorded fee revenues for these services in the amount of $598. At December 31, 2024, amounts due from GA Holdings for these services totaled $121.

Other

On March 2, 2021, the Company purchased a $2,400 minority equity interest in Dash Medical Holdings, LLC (“Dash”) and one of the Company’s board of directors was appointed to the board of directors of Dash. On June 13, 2024, the Company sold its equity interest in Dash for $2,760, resulting in a realized gain of $360. In December 2024, the Company earned an advisory fee of $2,650 for services in connection with sale of Q-mation, Inc. where one of the board of directors of the Company is the president of Q-mation, Inc.

On March 10, 2023, the Company sold a loan receivable including accrued interest in the amount of $7,600 to two related parties. BRC Partners Opportunity Fund, LP (“BRCPOF”) purchased $3,519 of the loan receivable including accrued interest, and 272 Capital L.P. (“272LP”) purchased $4,081 of the loan receivable including accrued interest; both of the partnerships are private equity funds managed at the time of the transaction by one of the Company’s subsidiaries. Our executive officers and members of our board of directors have a 58.2% financial interest, which includes a financial interest of Bryant Riley, our Co-Chief Executive Officer, of 24.9% in the BRCPOF as of December 31, 2023. During the year ended December 31, 2024, all equity balances in the BRCPOF were distributed, pro-rata, to BRC Partners Opportunity Trust, LP, a liquidating trust. As of December 31, 2024, our board of directors have a 58.2% financial interest, which includes a financial interest of Bryant Riley, our Co-Chief Executive Officer, of 24.9% in BRC Partners Opportunity Trust, LP as of December 31, 2024. Our executive officers and members of our board of directors had a zero and 15.3% financial interest in the 272LP as of December 31, 2024 and 2023, respectively. On February 5, 2024, the Company sold its interest in 272LP and 272 Advisors, LLC for a promissory note of $2,000 plus additional revenue sharing up to $4,100, which is based on future management fees earned.

The Company often provides consulting or investment banking services to raise capital for companies in which the Company has significant influence through equity ownership, representation on the board of directors (or similar governing body), or both. During the years ended December 31, 2024 and 2023, the Company earned $4,491 and $3,278, respectively, of fees related to these services.